THIRD AVENUE VARIABLE ANNUITY
THIRD AVENUE VARIABLE ANNUITY
Investment Objective
Third Avenue Value Portfolio seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Third Avenue Value Portfolio (the “Portfolio”) through a separate account (“Account”) of an insurance company (“Participating Insurance Company”) that issues variable annuity contracts or variable life insurance policies (“Contracts”). The insurance company contract through which you invest may have other additional fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the net asset value of your investment):
Annual Fund Operating Expenses	THIRD AVENUE VARIABLE ANNUITY
Management (Advisory) Fee	0.90%
Other Expenses	0.29%
Total Annual Portfolio Operating Expenses	1.19%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example does not reflect separate account charges. If these charges were included, overall expenses would be higher. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
THIRD AVENUE VARIABLE ANNUITY	121	378	655	1,445

The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what Third Avenue Management LLC (the “Adviser” or “Third Avenue”) believes is their intrinsic value. The Portfolio may invest in companies of any market capitalization. The Portfolio may also acquire senior securities, such as convertible securities, preferred stocks and debt instruments (including high yield and distressed securities that may be in default and may have any or no credit rating), that Third Avenue believes are undervalued. The Portfolio also invests in both domestic and foreign securities.

Principal Investment Risks

Currency Hedging Risk. The Adviser may seek to hedge all or a portion of the Portfolio’s foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Currency Risk. The Portfolio’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Portfolio may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Portfolio’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Debt Securities Risk. The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of the Portfolio’s investments in these securities to decline. When interest rates fall, the values of already-issued securities generally rise, although investments in new securities may be at lower yields. The prices of high-yield debt securities (“junk bonds”), unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates.

Foreign Securities Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities.

High-Yield Risk. The Portfolio’s investments in high-yield debt securities (commonly known as “junk bonds”) may expose the Portfolio to greater risks than if the Portfolio only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issuers of securities with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Portfolio’s investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Portfolio of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Portfolio, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Portfolio, and such participation may subject the Portfolio to additional duties, liabilities and trading restrictions in a particular investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Portfolio may not be able to sell these investments at the best prices or at the value the Portfolio places on them. In such a market, the value of such investments and the Portfolio’s share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities (“junk bonds”) may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than U.S. securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Portfolio will similarly fluctuate and you could lose money.

Non-Diversification Risk. The Portfolio is non-diversified. This means that the Portfolio may have investments in fewer issuers than a diversified mutual fund of comparable size. A non-diversified portfolio can be more volatile than a diversified portfolio, and volatility may be expected to increase when the Portfolio makes significant investments in a single issuer or issuers within a particular industry or geographic region.

Small and Mid-Cap Risk. The Portfolio may invest from time to time in smaller and mid-size companies whose securities tend to be more volatile and less liquid than securities of larger companies.

Style Risk. Value securities involve the risk that they may never reach their expected full market value either because the market fails to recognize the securities’ intrinsic value or the expected value was misgauged. The Adviser may identify opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Portfolio is not limited to investing in stocks, the Portfolio may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a portfolio invested solely in stocks. Because of the Portfolio’s disciplined and deliberate investing approach, there may be times when the Portfolio will have a significant cash position. A substantial cash position can adversely impact Portfolio performance in certain market conditions and may make it more difficult for the Portfolio to achieve its investment objective.

Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio’s performance from year to year. The table compares the Portfolio’s average annual total returns to relevant broad measures of market performance.

These figures do not reflect charges assessed at the contract or separate account level. If any such charges were included, returns would be lower. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

During the period shown in the above bar chart, the highest return for a quarter was 31.02% (quarter ended 6/30/09) and the lowest return for a quarter was (24.15)% (quarter ended 9/30/11).
Average Annual Total Returns for the periods ending 12/31/14
Average Annual Returns		One Year	Five Years	Ten Years	Since Inception	Inception Date
THIRD AVENUE VARIABLE ANNUITY		4.38%	7.25%	3.92%	9.28%	Sep. 21, 1999
THIRD AVENUE VARIABLE ANNUITY MSCI World Index (reflects no deductions for fees, expenses or taxes)	[1]	5.50%	10.81%	6.61%	4.57%
THIRD AVENUE VARIABLE ANNUITY Standard & Poor’s 500 Index (S&P 500) (reflects no deductions for fees, expenses or taxes)	[1]	13.69%	15.45%	7.67%	4.98%
[1]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indices. The S&P 500 is a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies.